OTHER CURRENT ASSETS - Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER CURRENT ASSETS
Balance at beginning of the year	$ 20,621
Charge to expenses		$ 56,341
Reversal of charges	(12,483)
Writing off of accounts receivable		(35,976)
Foreign exchange (loss) income	(1,264)	256
Balance at end of the year	$ 6,874	$ 20,621